FLOW-THROUGH SHARE PREMIUM LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning Balance	$ 0
Liability incurred on flow-through shares issued May 16,2019	475
Settlement of flow-through share premium liability upon incurring incurring elegible expenditures	(430)	$ 0
Liability incurred on flow-through shares issued December 18, 2019	296
Ending Balance	341
May 16, 2019
Statement Line Items [Line Items]
Beginning Balance	0
Liability incurred on flow-through shares issued May 16,2019	475
Settlement of flow-through share premium liability upon incurring incurring elegible expenditures	(430)
Liability incurred on flow-through shares issued December 18, 2019	0
Ending Balance	45
December 18, 2019
Statement Line Items [Line Items]
Beginning Balance	0
Liability incurred on flow-through shares issued May 16,2019	0
Settlement of flow-through share premium liability upon incurring incurring elegible expenditures	0
Liability incurred on flow-through shares issued December 18, 2019	296
Ending Balance	$ 296